Property, plant and equipment (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	3 years 1 month 2 days	3 years 10 days
Machinery And Facilities [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	7 years 10 months 13 days	7 years 3 months 25 days
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	10 years 29 days	10 years 21 days
I T Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	21 years 7 months 13 days	21 years 10 days
Lab Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	9 years 6 months 3 days	9 years 7 months 2 days
Security Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	9 years 9 months 18 days	10 years 6 months
Vehicles [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	18 years 9 months 21 days	19 years 6 months 3 days
Other [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	16 years 4 months 9 days	18 years 1 month 2 days